Significant Accounting Policies and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of interests in subsidiaries [Table Text Block]
		Percentage Owned *
	Jurisdiction
	of	December	December
	Incorporation	31, 2017	31, 2016
Natcore Technology, Inc.	United States	100%	100%
Newcyte, Incorporated	United States	100%	100%
Vanguard Solar, Inc.	United States	100%	100%
Natcore Asia Technology, Limited	Hong Kong	100%	100%